Operating Segments_Information about major customers (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of major customers [Abstract]
Information about major customers	The Group does not have any single customer that generates 10% or more of the Group's total revenue	The Group does not have any single customer that generates 10% or more of the Group's total revenue